Stockholders’ Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Stockholders’ Deficit

3. Stockholders’ Deficit

Preferred Stock

The Company’s amended and restated certificate of incorporation authorizes the Company to issue a total of 20,000,000 shares of preferred stock. No shares have been issued.

Common Stock

The Company’s amended and restated certificate of incorporation authorizes the Company to issue a total of 100,000,000 shares of common stock. As of June 30, 2022 and December 31, 2021, the Company had an aggregate of 10,350,579 and 10,350,574 shares of common stock outstanding, respectively.

Common Stock Warrants

A summary of warrant activity for the period ended June 30, 2022 is presented below:

	Number of	Weighted Average Exercise	Weighted Average
Subject to Exercise	Warrants	Price	Life (Years)
Outstanding as of December 31, 2021	1,827,650	$6.30	4.79
Granted – 2022	-	-	-
Forfeited/Expired – 2022	-	-	-
Exercised – 2022	-	-	-
Outstanding as of June 30, 2022	1,827,650	$6.30	4.29

As of June 30, 2022, the Company had outstanding vested and unexercised Common Stock Warrants as follows:

Date Issued	Exercise Price	Number of Warrants	Expiration date
October 2021	$6.30	1,737,023	October 13, 2026
October 2021	$6.30	90,627	October 13, 2026

Total outstanding warrants at June 30, 2022		1,827,650

Based on a fair market value of $1.40 per share on June 30, 2022, there were no exercisable but unexercised in-the-money common stock warrants on that date. Accordingly, there was no intrinsic value attributed to exercisable but unexercised common stock warrants at June 30, 2022.

4. Stockholders’ Deficit

Preferred Stock

The Company’s amended and restated certificate of incorporation authorizes the Company to issue a total of 20,000,000 shares of preferred stock. No shares have been issued.

Common Stock

The Company’s amended and restated certificate of incorporation authorizes the Company to issue a total of 100,000,000 shares of common stock. As of December 31, 2021 and 2020, the Company had an aggregate of 10,350,574 and 12,273,036 shares of common stock outstanding, respectively.

2021

On October 15, 2021, the Company completed a public offering (the “October 2021 Primary Offering”) of 1,510,455 units (the “Units”). Each Unit consists of one share of common stock of the Company, par value $0.001 per share (the “Common Stock”), and one warrant (a “Warrant”) to purchase one share of Common Stock for $6.30 per share. The Units were sold at a price of $5.25 per Unit, generating net proceeds to the Company of $6,858,843. The Company granted to WallachBeth Capital LLC, the underwriter in the Offering, a 45-day option to purchase up to 226,568 additional shares of Common Stock and/or 226,568 Warrants to cover over-allotments, if any. The underwriter has exercised its option with respect to the Warrants. WallachBeth also received 90,627 warrants as part of the October 2021 Primary Offering at an exercise price of $6.30 per common share representing 5% of the raise.

During October 2021, Hankey Capital converted all the outstanding convertible notes in accordance with the original term of the note agreements ($12,767,894 in principal amount and $2,054,041 of accrued interest) into 5,928,774 shares of our common stock and 9,361,702 collateral shares cancelled.

2020

During the year ended December 31, 2020 there were no shares issued.

Common Stock Warrants

A summary of warrant activity for the years ended December 31, 2021 and 2020 are presented below:

Subject to Exercise	Number of Warrants	Weighted Average Exercise Price	Weighted Average Life (Years)
Outstanding as of December 31, 2019	204,855	$12.64	1.40
Granted – 2020	-	-	-
Forfeited/Expired – 2020	(113,014)	-	-
Exercised – 2020	-	-	-
Outstanding as of December 31, 2020	91,841	$14.88	0.34
Granted – 2021	1,827,650	6.30	5.00
Forfeited/Expired – 2021	(91,841)	-	-
Exercised – 2021	-	-	-
Outstanding as of December 31, 2021	1,827,650	$6.30	4.79

As of December 31, 2021, the Company had outstanding vested and unexercised Common Stock Warrants as follows:

Date Issued	Exercise Price	Number of Warrants	Expiration date
October 2021	$6.30	1,737,023	October 13, 2026
October 2021	$6.30	90,627	October 13, 2026

Total outstanding warrants at December 31, 2021		1,827,650

Based on a fair market value of $3.52 per share on December 31, 2021, there were no exercisable but unexercised in-the-money common stock warrants on that date. Accordingly, there was no intrinsic value attributed to exercisable but unexercised common stock warrants at December 31, 2021.